Document And Entity Information	Aug. 09, 2022
Document Information [Line Items]
Entity, Registrant Name	ENDI CORP.
Document, Type	8-K
Document, Period End Date	Aug. 09, 2022
Entity, Incorporation, State or Country Code	DE
Entity, File Number	000-56469
Entity, Tax Identification Number	87-4284605
Entity, Address, Address Line One	2400 Old Brick Rd., Suite 115
Entity, Address, City or Town	Glen Allen
Entity, Address, State or Province	VA
Entity, Address, Postal Zip Code	23060
City Area Code	434
Local Phone Number	336-7737
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity, Central Index Key	0001908984